Revenues	12 Months Ended
Dec. 31, 2022
Revenues Abstract
Revenues

Note 20. Revenues

a)	Disaggregation of revenue from contracts with customers

The Group revenue derives mostly from the resale of third-party software, proprietary software as a services and AI & data analytics services rendered. Disaggregation of revenue by major product lines are as follows:

	2022	2021	2020

Third-party software	176,714	139,726	86,588
Deductions on third-party software	(15,952)	(8,421)	(5,373)
Revenue from Third-party software	160,762	131,305	81,215

AI & data analytics services	49,786	43,392	38,157
Deductions on AI & data analytics services	(3,688)	(2,852)	(2,482)
Revenue from AI & data analytics services	46,098	40,540	35,675

Proprietary software as a service (SaaS)	58,316	42,536	6,220
Deductions on proprietary software as a service (SaaS)	(3,392)	(2,786)	(374)
Revenue from proprietary software as a service (SaaS)	54,924	39,750	5,846

Other revenue	331	69	803
Deductions on Other revenue	(22)	(5)	(86)
Other revenue	310	64	717
Total revenue	262,094	211,659	123,453
b)	Contract assets and deferred revenue related to contracts with customers

The Group has recognized the following contract assets and deferred revenue related to contracts with customers:

	2022	2021	2020

Current contract assets relating to third-party software	95,871	15,102	2,071
Total contract assets	95,871	15,102	2,071

Contract liabilities relating to SaaS	1,672	1,291	1,847
Total contract liabilities	1,672	1,291	1,847
c)	Disaggregation by geographic location
(i)	Segment revenue by region

	2022	2021	2020

Brazil	237,004	186,279	96,929
Latin America (other than Brazil)	24,762	16,984	13,819
United States of America	328	8,396	12,705
Total	262,094	211,659	123,453

For the year ended December 31, 2022, 39% of the revenue is represented by six of our major clients (six clients represents 40% of the Group's revenue the year ended December 31, 2021, and seven clients represents 48% of the Group’s revenue the year ended December 31, 2020).

(ii)	Segment non-current assets by region

From the total of non-current assets other than financial instruments and deferred tax assets, 100% is located in Brazil as of December 31, 2022 (2021- 100% at Brazil).